Basis of preparation	9 Months Ended
Sep. 30, 2023
List Of Accounting Policies [Abstract]
Basis of preparation	Basis of preparation
2.1 Statement of compliance
On December 21, 2022, the Company announced a change in its financial year end from October 31st to December 31st. The change has been made to better align Li-Cycle’s financial reporting calendar with peer group companies. The Company's current financial year will cover the period from January 1, 2023 to December 31, 2023.

These unaudited condensed consolidated interim financial statements ("interim financial statements") have been prepared in accordance with International Financial Reporting Standards ("IFRS") under International Accounting Standard (IAS) 34 - Interim Financial Reporting. Except for certain amendments and interpretations to the IFRS that apply for the first time to the Company described in Note 2.6, these interim financial statements were prepared using the same basis of presentation, accounting policies and methods of computation as set forth in Note 2 of the Company's consolidated financial statements for the year ended October 31, 2022.

These interim financial statements were approved and authorized for issue by the Audit Committee of the Board of Directors on November 13, 2023.

2.2 Basis of measurement and going concern
a) Going concern

The going concern basis assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company's ability to support its operations and meet its financial obligations is dependent upon the Company’s continued access to short and long-term financing, timing of Hub construction and budgeted costs and future commodity prices.

There are risks and uncertainties affecting the Company's future financial position and performance including, but not limited to ongoing volatility in commodity prices and continued geopolitical uncertainties affecting treasury rates and construction costs. As a result, management concluded that there are material uncertainties related to the Company's ability to obtain short and long-term financing, which casts substantial doubt upon the Company’s ability to continue as a going concern. With these uncertainties, the Company could face liquidity constraints particularly related to escalating costs at its Rochester Hub, as well as, employee salaries and benefits and other ongoing operational costs. The Company has implemented mitigating initiatives available to it to strengthen its financial position and enhance liquidity depending on how these uncertain circumstances unfold, including:

•On October 23, 2023, Li-Cycle announced that it had paused construction work on its Rochester Hub, pending completion of a comprehensive review of the go-forward strategy for the project.

•In connection with the comprehensive review of the go-forward strategy of the Rochester Hub project, the Board of Directors (the “Board”) established a Special Committee of independent directors (the “Special Committee”) to, among other things, (1) oversee and supervise a strategic review of all or any of the Company’s operations and capital projects including its sales, general and administration functions, and (2) consider financing and other strategic alternatives.

•The Special Committee selected Moelis & Company LLC (“Moelis”) and other advisors to assist with exploring financing options to increase the liquidity of Li-Cycle and strategic alternatives, and to assist the Company with managing short-term liquidity and implementing liquidity generating initiatives.

•On November 1, 2023, the Company initiated the implementation of a cash preservation plan (the “Cash Preservation Plan”) including reducing staffing in its corporate support functions, pausing production at its Ontario Spoke and implementing a plan to manage lower levels of BM&E production at its remaining operating Spoke locations. The Cash Preservation Plan also involves reviewing existing plans for bringing on additional Spoke capacity and taking other steps to preserve the Company’s available cash while pursuing funding alternatives for the Company and continuing to review the go-forward strategy for the Rochester Hub project.

•The Company also continues to work with the United States Department of Energy ("DOE") Loan Programs Office on the previously announced U.S. DOE Loan initiative which would increase the Company’s cash balance and fund construction costs at its Rochester Hub.

These factors represent material uncertainties that cast substantial doubt as to the Company’s ability to continue as a going concern. These condensed consolidated interim financial statements do not reflect adjustments that would be necessary if the going concern assumption were not appropriate. If the going concern basis was not appropriate for these condensed consolidated interim financial statements, adjustments may be necessary to the carrying value of assets and liabilities or reported expenses, and these adjustments could be material.

b) Measurement basis

These interim financial statements have been prepared on a going concern basis, using historical cost basis, except for financial assets and liabilities that have been measured at amortized cost or fair value through profit and loss.

2.3 Basis of consolidation
These interim financial statements include the financial information of the Company and its subsidiaries. The Company’s subsidiaries are entities controlled by the Company. Control exists when the Company has power over an investee, when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. The subsidiaries are included in the interim financial statements of the Company from the effective date of incorporation up to the effective date of disposition or loss of control. In assessing control, potential voting rights that are presently exercisable or convertible is taken into account. The accounting policies of subsidiaries are aligned with policies adopted by the Company.

The Company’s principal subsidiaries and their geographic location as at September 30, 2023 are set forth in the table below:

Company	Location	Ownership interest
Li-Cycle Corp.	Ontario, Canada	100%
Li-Cycle Americas Corp.	Ontario, Canada	100%
Li-Cycle U.S. Inc.	Delaware, U.S.	100%
Li-Cycle Inc.	Delaware, U.S.	100%
Li-Cycle North America Hub, Inc.	Delaware, U.S.	100%
Li-Cycle Europe AG	Switzerland	100%
Li-Cycle APAC PTE. LTD.	Singapore	100%
Li-Cycle France SARL	France	100%
Li-Cycle Germany GmbH	Germany	100%
Li-Cycle Norway AS	Norway	100%
Intercompany transactions, balances and unrealized gains/losses on transactions between the Company and its subsidiaries have been eliminated.
2.4 Presentation currency
These interim financial statements are presented in U.S. dollars, which is the Company's functional currency. All figures are presented in millions of U.S. dollars unless otherwise specified.
2.5 Foreign currencies
The reporting and functional currency of the Company is the U.S. dollar. Transactions in currencies other than the U.S. dollar are recorded at the rates of exchange prevailing on the dates of transactions. At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at that date.
2.6 Recently adopted IFRS Standards
Due to the change in year-end, IFRS Standards effective from January 2022 and January 2023 may impact the interim financial statements.

The Company has adopted the following accounting amendments that were effective commencing January 1, 2022 or January 1, 2023. The adoption of these standards have not had a material impact on the financial statements:

•Amendments to IFRS 3, Business Combinations - Reference to the Conceptual Framework. The amendment is effective for annual periods beginning on or after January 1, 2022.

•Amendments to IAS 37, Provisions, Contingent Liabilities and Contingent Assets. The amendment specifies costs an entity should include in determining the "cost of fulfilling" a potential onerous contract. The amendment is effective for annual periods beginning on or after January 1, 2022.

•Amendments to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors replace the definition of a change in accounting estimates with a definition of accounting estimates. The amendment is effective for annual periods beginning on or after January 1, 2023.

•Amendments to IAS 1, Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgments changes the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments to IAS 1 and IFRS practice statements 2 are effective for annual periods beginning on or after January 1, 2023, with earlier application permitted and are applied prospectively.

•Amendments to IFRS 17, Insurance Contracts, a replacement of IFRS 4, Insurance Contracts, that aims to provide consistency in the application of accounting for insurance contracts. The amendment is effective for annual period beginning on or after January 1, 2023.
•Amendments to IAS 16, Property, Plant and Equipment - Proceeds before Intended Use. The amendment prohibits reducing the cost of property, plant and equipment by proceeds while bringing an asset to capable operations. The amendment is effective for periods beginning on or after January 1, 2022.

•Amendments to IAS 12, Income taxes - Deferred Tax related to Assets and Liabilities arising from Single Transaction, narrowing the scope for exemption when recognizing deferred taxes. The amendment is effective for annual periods beginning on or after January 1, 2023.

•Amendments to IAS 12, International Tax Reform - Pillar Two Model Rules. The amendments provide a temporary exception to the requirements regarding deferred tax assets and liabilities related to pillar two income taxes. The amendment is effective for annual periods beginning on or after January 1, 2023.

Annual Improvements to IFRS Standards:

•Amendments to IFRS 1, First-time Adoption of International Financial Reporting Standards. The amendment permits a subsidiary that applies paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported by its parent, based on the parent's date of transition to IFRSs. The amendment is effective for annual periods beginning on or after January 1, 2022.

•Amendments to IFRS 9, Financial Instruments. The amendment clarifies which fees an entity includes when it applies the '10 per cent' test in assessing whether to derecognize a financial liability. The amendment is effective for annual periods beginning on or after January 1, 2022.

•Amendments to IFRS 16, Leases. The amendment clarifies the treatment of lease incentives. The amendment is effective for annual periods beginning on or after January 1, 2022.

•Amendments to IAS 41, Agriculture. The amendment removes the requirement for entities to exclude taxation cash flows when measuring the fair value of a biological asset using a present value technique. The amendment is effective for annual periods beginning on or after January 1, 2022.

2.7 New and revised IFRS Standards issued but not yet effective
At the date of authorization of these financial statements, the Company has not applied the following new and revised IFRS Standards that have been issued but are not yet effective.

New/Revised Standard	Description
Amendments to IAS 1	Classifying liabilities as current or non-current
Amendments to IFRS 16	Lease liability in a sale & leaseback
Amendments to IFRS 7 and IAS 7	Supplier Finance Arrangements
Amendments to IAS 21	Lack of Exchangeability
The adoption of the IFRS Standards listed above are not expected to have a material impact on the financial statements of the Company in future periods.